Investment in and advances to GLDH (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019
Investments [Abstract]
Note receivable	$ 7,373,036	$ 5,200,000
Share issuances	2,752,782	0
Interest income accrued on the Note	260,000	693,333
Advances for working capital	512,506	666,876
Lease Assignment Agreement payment	0	783,765
Foreign exchange	0	29,062
Total	$ 10,898,324	$ 7,373,036